Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 29, 2013
Schedule of Earnings (Loss) Per Share, Basic and Diluted

The following table sets forth the computation of basic and diluted earnings (loss) per share (“EPS”):

	Successor Company	Predecessor Company
	Two Months Ended December 29, 2013	Ten Months Ended November 6, 2013	Year Ended December 30, 2012	Year Ended January 1, 2012
Numerator for earnings per share calculation:
Income (loss) from continuing operations attributable to New Media	$7,206	$788,448	$(27,463)	$(20,950)
Loss from discontinued operations, attributable to New Media, net of income taxes	—	(1,034)	(2,340)	(699)

Net income (loss) attributable to New Media	$7,206	$787,414	$(29,803)	$(21,649)
Denominator for earnings per share calculation:
Basic weighted average shares outstanding	30,000,000	58,069,272	58,041,907	57,949,815
Diluted weighted average shares outstanding	30,000,000	58,069,272	58,041,907	57,949,815
Income (loss) per share—basic and diluted:
Income (loss) from continuing operations attributable to New Media	$0.24	$13.58	$(0.47)	$(0.36)
Loss from discontinued operations, attributable to New Media, net of taxes	—	(0.02)	(0.04)	(0.01)

Net income (loss) attributable to New Media	$0.24	$13.56	$(0.51)	$(0.37)